Nationwide Strategic Income Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.56%	5.00%	5.96%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.48%	5.89%	6.56%
Institutional Service Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.36%	5.76%	6.48%
Institutional Service Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.10%	3.33%	3.98%
Institutional Service Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.32%	3.35%	3.90%